STATEMENT OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Sep. 30, 2022
Income Statement [Abstract]
General and administrative costs	$ 276,080		$ 549		$ 162,602		$ 1,025,775
Loss from operations	276,080		549		(162,602)		1,025,775
Other income:
Investment income on Trust Account	1,406,789				24,163		1,785,385
Income before income tax provision	(279,080)				(138,439)		(343,430)
Net loss	$ 851,629		$ (549)		$ (138,439)		$ 416,180
Weighted average shares outstanding of common stock, basic and diluted-Public Shares	28,771,000	[1]		[1]	6,260,292	[2],[3]	28,771,000	[1]
Basic and diluted net loss per share, Public Shares	$ 0.02				$ (0.01)		$ 0.01
Weighted average shares outstanding of common stock, basic and diluted-Founders Shares	7,140,000	[4]	6,240,000	[4]	6,413,684	[3]	7,140,000	[4]
Basic and diluted net loss per share, Founders Shares	0.02		(0.01)		(0.01)		0.01

[1]	Weighted average shares outstanding common stock, basic and diluted-Public Shares include all shares in the public offering, as well as the private placement units, inclusive of the full exercise of the overallotment option.
[2]	On November 22, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding, resulting in 6,900,000 founders shares and 240,000 representative shares, totaling 7,140,000 shares issued and outstanding (Note 7).
[3]	This number includes an aggregate of 900,000 shares of common stock subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 7). The underwriters fully exercised their over-allotment option on November 29, 2021; as a result, 900,000 shares were no longer subject to forfeiture.
[4]	Weighted average shares outstanding of common stock, basic and diluted-Founders Shares include all Founders Shares, as well as Representative Shares, inclusive of the full exercise of the overallotment option.